Description of Organization, Business Operations - Additional Information (Detail) - USD ($)			7 Months Ended	12 Months Ended
	Oct. 13, 2021	Aug. 17, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 10, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offer gross			$ 575,000,000	$ 0
Proceeds from issuance of private placement			$ 14,350,000	$ 0
Term of restricted investments			185 days
Percentage of amount of trust assets of target company excluding working capital underwriting commission and tax				80.00%
Equity method investment ownership percentage				50.00%
Temporary equity redemption price per share				$ 10.00
Percentage of public shareholding to be redeemed in case of non occurrence of business combination				100.00%
Number of business days after the last date for effecting business combination within which the public shares shall be redeemed				10 days
Estimated amount of expenses payable on dissolution				$ 100,000
Per share amount to be maintained in the trust account for redemption				$ 10.00
Percentage of the public shares redeemable in case business combination is not consummated				100.00%
Common Stock, Shares Subscribed but Unissued	9,050,000
Stock Issued During Period, Value, New Issues	$ 90,500,000
First Effective Time [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001
Aggregate cash consideration	$ 50,000,000
Number of shares issued or issuable,value	1,281,000,000
Post Business Combination Net Worth Requirement to Effect Business Combination [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Networth needed post business combination	$ 5,000,001			$ 5,000,001
Ordinary Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued during the period new issues shares			57,500,000	57,500,000
Proceeds from initial public offer gross				$ 575,000,000
Temporary equity redemption price per share			$ 10.00	$ 10.00
Common Stock, Par or Stated Value Per Share			$ 0.0001	0.0001
Exercise price		$ 11.50
Share Price					$ 12.00
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued during the period new issues shares		57,500,000
Sale of stock issue price per share		$ 10.00		$ 10.00
Proceeds from initial public offer gross		$ 575,000,000.0	$ 575,000,000.0
Stock issuance costs		32,400,000
Deferred underwriting commissions payable current		$ 20,100,000
IPO [Member] | Ordinary Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of the public shareholding eligible for transfer without restriction				20.00%
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued during the period new issues shares		7,500,000
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share				$ 10.00
Proceeds from issuance of private placement			$ 575,000,000.0
Class of warrants or rights number of warrants issued during the period			9,566,667
Class of warrants or rights issue price per warrant			$ 1.50
Proceeds from issue of warrants			$ 14,400,000
Common Stock, Par or Stated Value Per Share	$ 10.00
Exercise price				$ 11.50
Redball ClassA Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock, Conversion Basis	one-for-one basis
Common Stock, Par or Stated Value Per Share	$ 0.0001
Redball classs B Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
New SeatGeek Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock, Conversion Basis	one-for-one basis
Common Stock, Par or Stated Value Per Share	$ 0.0001
New SeatGeek Common Stock [Member] | Backstop Subscription Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares issued during period subject to forfeiture	7,187,500
Number Of Shares Issued During Period As A Tranches Subject to Forfeiture	3,593,750
New SeatGeek Common Stock [Member] | Rbac Sponsor [Member] | Backstop Subscription Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Value, New Issues	$ 65,000,000
Number of shares agreed to forfeit	1,000,000
Exercise price	$ 11.50
Share Price	$ 10.00
New SeatGeek Warrant [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class Of Warrant Or Rights Conversion Basis	one